Unaudited Condensed Consolidated Income Statements - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IFRS Statement [Line Items]
Interest income	€ 30,869	€ 21,933
Interest expense	(12,460)	(5,737)
Interest income/ (charges)	18,409	16,196
Dividend income	335	309
Income from companies accounted for using the equity method	312	163
Commission income	7,792	6,676
Commission expense	(1,940)	(1,507)
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	233	344
Gain or losses on financial assets and liabilities held for trading, net	718	347
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	(15)	10
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	756	221
Gain or losses from hedge accounting, net	128	57
Exchange differences, net	(1,077)	(85)
Other operating income	819	1,167
Other operating expenses	(1,461)	(1,289)
Income from assets under insurance and reinsurance contracts	1,349	769
Expenses from liabilities under insurance and reinsurance contracts	(1,238)	(683)
Total income	25,120	22,695
Administrative expenses	(9,993)	(8,996)
Staff costs	(5,948)	(5,438)
Other general and administrative expenses	(4,045)	(3,558)
Depreciation and amortisation cost	(1,442)	(1,381)
Provisions or reversal of provisions, net	(935)	(1,490)
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from changes	(4,763)	(3,804)
Impairment of investments in subsidiaries, joint ventures and associates, net	0	0
Impairment on non-financial assets, net	(61)	(130)
Tangible assets	(24)	(125)
Intangible assets	(29)	(3)
Others	(8)	(2)
Gain or losses on non financial assets and investments, net	(4)	52
Gains or losses on non-current assets held for sale not classified as discontinued operations	(7)	(32)
Operating profit/(loss) before tax	7,915	6,914
Tax expense or income from continuing operations	(2,374)	(2,474)
Profit/(loss) for the period from continuing operations	5,541	4,440
Profit/( loss) after tax from discontinued operations	0	0
Profit/(loss) for the period	5,541	4,440
Profit attributable to non-controlling interests	647	765
Profit/(loss) attributable to the parent	€ 4,894	€ 3,675
Earnings/(losses) per share
Basic (in euro per share)	€ 0.27	€ 0.20
Diluted (in euro per share)	€ 0.27	€ 0.20
Other financial assets and liabilities
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ 205	€ 267
Financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Interest income	2,211	1,292
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from changes	(1)	(19)
Financial assets at amortised cost
IFRS Statement [Line Items]
Interest income	26,073	19,149
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	28	77
Impairment or reversal of impairment of financial assets not measured at fair value through profit or loss and net gains and losses from changes	(4,762)	(3,785)
Other interest income
IFRS Statement [Line Items]
Interest income	2,585	1,492
Reclassification of financial assets at fair value through other comprehensive income
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0
Reclassification of financial assets at amortized cost
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	0	0
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	0	0
Other gains (losses)
IFRS Statement [Line Items]
Gain or losses on financial assets and liabilities held for trading, net	718	347
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	€ (15)	€ 10